Investments in subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.	Investments in subsidiaries
Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2018	31.12.2019
		%	%

Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Accessories Manufacturing Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Equipment Mould Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yulin Hotel Company Limited	People’s Republic of China	76.4	76.4
Jining Yuchai Engine Company Limited	People’s Republic of China	76.4	76.4
Yuchai Remanufacturing Services (Suzhou) Co., Ltd.	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2
The Group has the following subsidiary that has
non-controlling
interests (“NCI”) that are material to the Group.

	31.12.2017	31.12.2018	31.12.2019
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2017 RMB’000	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000
Accumulated balances of material NCI
Yuchai		2,556,644	2,603,227	367,423

Profit allocated to material NCI
Yuchai	270,452	252,394	254,284	35,890

Dividends paid to material NCI
Yuchai	98,941	135,905	207,514	29,289

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling
interests are as follows:

31.12.2017
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	16,140,621

Profit for the year, representing total comprehensive income for the year	960,359

Attributable to NCI	270,452

Summarized statement of cash flows
Operating	1,435,156
Investing	(215,817)
Financing	221,660

Net increase in cash and cash equivalents	1,440,999

31.12.2018
Yuchai
RMB’000
Summarized statement of financial position
Current assets	15,498,171
Non-current assets, excluding goodwill	4,925,347
Goodwill	212,636
Current liabilities	(9,489,499)
Non-current liabilities	(828,993)

Net assets	10,317,662

Total equity	10,317,662

Attributable to NCI	2,556,644

Summarized statement of comprehensive income
Revenue	16,210,467

Profit for the year	972,010

Total comprehensive income for the year	867,438

Attributable to NCI	252,394

Summarized statement of cash flows
Operating	701,716
Investing	(331,416)
Financing	(66,975)

Net increase in cash and cash equivalents	303,325

	31.12.2019
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	16,444,627	2,321,015
Non-current assets, excluding goodwill	6,160,217	869,461
Goodwill	212,636	30,012
Current liabilities	(11,162,938)	(1,575,551)
Non-current liabilities	(964,084)	(136,072)

Net assets	10,690,458	1,508,865

Total equity	10,690,458	1,508,865

Attributable to NCI	2,603,227	367,423

Summarized statement of comprehensive income
Revenue	17,980,304	2,537,763

Profit for the year	825,807	116,555

Total comprehensive income for the year	828,861	116,987

Attributable to NCI	254,284	35,890

Summarized statement of cash flows
Operating	1,632,557	230,421
Investing	(858,904)	(121,227)
Financing	(656,576)	(92,670)

Net increase in cash and cash equivalents	117,077	16,524

Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling
interests are:
At the end of the reporting period, cash and cash equivalents of RMB 5,112.8 million (US$721.6 million) (2018: RMB 5,015.2 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

Acquisition of ownership in subsidiaries, without change in control in 2017

(i)
In June 2017, GYAMC acquired 25% of equity interest in Guangxi Yuchai Crankshaft Co., Limited (“Crankshaft”) from non-controlling
interest for a cash consideration of RMB 1.3 million. As a result, Crankshaft became wholly owned subsidiary of GYAMC.

(ii)
In October 2017, YMMC acquired 49% of equity interest in Hunan Yuchai Machinery Industry Company Limited (“YMMC Hunan”) from non-controlling
interest for a cash consideration of RMB 6.7 million. As a result, YMMC Hunan became wholly owned subsidiary of YMMC.

(iii)	In November 2017, Yuchai acquired 100% issued shares in Jining Yuchai for a cash consideration of RMB 0.3 million. As a result, Jining Yuchai became wholly owned subsidiary of Yuchai.
Prior to the acquisition, Yuchai control 100% of Jining Yuchai through various contractual agreements and consolidated Jining Yuchai’s financial results in the Group’s consolidated financial statements.
Disposal of subsidiaries in 2017
On November 22, 2017, HLGE disposed its entire shareholding in its wholly owned subsidiary, LKN Investment International Pte. Ltd (“LKNII”) together with LKNII’s wholly owned subsidiary, Shanghai Hutai Real Estate Development Co., Ltd to a third party for a cash consideration of RMB 395.0 million.
The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2017
RMB’000
Property, plant and equipment	104,844
Trade receivables and other receivables	3,257
Cash and bank balances	9,153

117,254
Trade and other payables	(3,737)
Provision for taxation	(44)
Deferred taxation	(588)

Carrying value of net assets	112,885

Gain on disposal:
Total consideration	395,000
Less: Cost of disposal	(47,532)

Total consideration less cost of disposal	347,468
Net assets derecognized	(112,885)
Realization of foreign translation reserves upon disposal	(18,468)

Gain on disposal of the subsidiaries (Note 8.2(a))	216,115

Total consideration less cost of disposal	347,468
Add: Transaction cost unpaid	33,287
Less: Retention sum receivables	(30,000)
Cash and bank balances of the subsidiaries	(9,153)

Net cash inflow on disposal of the subsidiaries	341,602

Acquisition of ownership in subsidiaries,
without change in control in 2019
In February 2019, Yuchai acquired 7.5% of equity interest in YC Europe Co., Ltd. (“YC Europe”) from non-controlling interest for a cash consideration of RMB 0.1 million (less than US$0.1 million). As a result, Yuchai’s shareholding in YC Europe increased from 67.5% to 75.0%.